Stockholders' Equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Common stock authorized for repurchase	$ 2.4
Common stock reserved for future issuance under employee benefit plans (in shares)	19,975,744
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 8.0
Class of Stock [Line Items]
Balance (in shares)	246,696,136	245,532,075	243,913,830
Purchase of treasury stock (in shares)	(26,955,623)	(412,800)	(49,000)
Stock issued under stock compensation plans (in shares)	1,687,795	1,576,861	1,667,245
Balance (in shares)	221,428,308	246,696,136	245,532,075
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	263,111,472	263,111,472	263,111,472
Purchase of treasury stock (in shares)	0	0	0
Stock issued under stock compensation plans (in shares)	0	0	0
Balance (in shares)	263,111,472	263,111,472	263,111,472
Treasury Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	(16,415,336)	(17,579,397)	(19,197,642)
Purchase of treasury stock (in shares)	(26,955,623)	(412,800)	(49,000)
Stock issued under stock compensation plans (in shares)	1,687,795	1,576,861	1,667,245
Balance (in shares)	(41,683,164)	(16,415,336)	(17,579,397)